UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Strategic Partners Real Estate Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	9/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

SEPTEMBER 30, 2005

STRATEGIC PARTNERS

REAL ESTATE FUND

Formerly known as Strategic Partners Real Estate Securities Fund

OBJECTIVE

High current income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of September 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

November 14, 2005

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners Real Estate Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Real Estate Fund

Strategic Partners Real Estate Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Real Estate Fund (the Fund) is high current income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 9/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	18.02%	30.50%	173.53%	154.78%
Class B	17.53	29.48	163.42	140.95
Class C	17.53	29.48	163.42	140.95
Class Z	18.11	30.80	176.88	159.64
S&P 500 Index[3]	5.02	12.25	–7.22	23.71
Wilshire REIT Index[4]	19.85	29.01	145.16	159.70
Lipper Real Estate Funds Avg.[5]	16.67	26.03	134.64	140.01

Average Annual Total Returns[1] as of 9/30/05
		One Year	Five Years	Since Inception[2]
Class A		23.32%	20.92%	12.59%
Class B		24.48	21.28	12.60
Class C		28.48	21.38	12.60
Class Z		30.80	22.59	13.74
S&P 500 Index[3]		12.25	–1.49	2.91
Wilshire REIT Index[4]		29.01	19.64	13.73
Lipper Real Estate Funds Avg.[5]		26.03	18.53	12.47

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 5/5/98.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how U.S. stock prices have performed. The securities in the S&P 500 Index may be very different from those in the Fund.

4The Wilshire REIT Index is an unmanaged, market capitalization-weighted index comprising publicly traded REITs. This Index does not include real estate operating companies as the Wilshire Real Estate Securities Index does. The securities in the Wilshire REIT Index may be very different from those in the Fund.

5The Lipper Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Real Estate Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Wilshire REIT Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Wilshire REIT Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/05
Simon Property Group, Inc., Retail—Malls	8.6%
Starwood Hotels & Resorts Worldwide, Inc., Lodging	8.6
General Growth Properties, Inc., Retail—Malls	7.4
Kimco Realty Corp., Retail—Shopping Centers	7.3
Host Marriott Corp., Lodging	6.6
Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/05
Lodging	16.3%
Retail—Malls	16.0
Diversified	15.0
Retail—Shopping Centers	14.4
Office	9.8

Industry weightings are subject to change.

Strategic Partners Real Estate Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2005, at the beginning of the period, and held through the six-month period ended September 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not by used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Real Estate Fund		Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,180.19	1.41%	$7.71
	Hypothetical	$1,000.00	$1,018.00	1.41%	$7.13

Class B	Actual	$1,000.00	$1,175.28	2.16%	$11.78
	Hypothetical	$1,000.00	$1,014.24	2.16%	$10.91

Class C	Actual	$1,000.00	$1,175.28	2.16%	$11.78
	Hypothetical	$1,000.00	$1,014.24	2.16%	$10.91

Class Z	Actual	$1,000.00	$1,181.09	1.16%	$6.34
	Hypothetical	$1,000.00	$1,019.25	1.16%	$5.87

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2006 (to reflect the six-month period).

Strategic Partners Real Estate Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of September 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.3%
COMMON STOCKS

Diversified 15.0%
144,400	Archstone-Smith Trust	$5,757,228
33,900	Duke Reality Corp.	1,148,532
53,000	Newcastle Investment Holdings Corp.(a)(b)	265,000
75,300	Thomas Properties Group, Inc.	979,653
27,716	Unibail	4,023,904
78,700	Vornado Realty Trust	6,816,994

		18,991,311

Lodging 16.3%
59,400	DiamondRock Hospitality Co. 144A	697,950
493,100	Host Marriott Corp.	8,333,390
77,600	La Quinta Corp.(b)	674,344
189,200	Starwood Hotels & Resorts Worldwide, Inc.	10,816,564

		20,522,248

Multi-Family 5.9%
51,500	Avalonbay Communities, Inc.	4,413,550
80,500	Equity Residential	3,046,925

		7,460,475

Office 9.8%
85,700	Boston Properties, Inc.	6,076,130
48,500	CB Richard Ellis Group, Inc. (Class A)(b)	2,386,200
49,900	Liberty Property Trust	2,122,746
37,700	PS Business Parks, Inc.	1,726,660

		12,311,736

Retail—Malls 16.0%
209,010	General Growth Properties, Inc.	9,390,819
146,700	Simon Property Group, Inc.	10,873,404

		20,264,223

Retail—Shopping Centers 14.4%
57,700	Acadia Realty Trust	1,038,023
295,400	Kimco Realty Corp.	9,281,468
97,800	Regency Centers Corp.	5,618,610
33,500	Saul Centers, Inc.	1,205,665
28,200	Weingarten Realty Investors	1,067,370

		18,211,136

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	7

Portfolio of Investments

as of September 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Self-Storage Facilities 4.3%
80,700	Public Storage, Inc.	$5,406,900

Specialty Financials 8.6%
117,340	iStar Financial, Inc.	4,744,056
36,100	Medical Properties of America 144A	318,402
180,600	Ventas, Inc.	5,815,320

		10,877,778

Warehouse 6.0%
101,900	AMB Property Corp.	4,575,310
68,700	ProLogis	3,044,097

		7,619,407

	Total long-term investments (cost $86,260,703)	121,665,214

Principal Amount (000)
SHORT-TERM INVESTMENTS 3.7%

Repurchase Agreement 3.7%
$4,722	State Street Bank & Trust Co. 1.70%, dated 9/30/05, due 10/3/05 in the amount of $4,722,669 (collateralized by U.S. Treasury Bond, 3.125%, 01/31/07; value of collateral including accrued interest was $4,843,737) (cost $4,722,000)	4,722,000

	Total Investments 100.0% (cost $90,982,703)	126,387,214
	Liabilities in excess of other assets (0.0%)	(26,401)

	Net Assets 100%	$126,360,813

(a)	Fair-valued security (Note 1).
(b)	Non-income producing security.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2005 was as follows:

Lodging	16.3%
Retail—Malls	16.0
Diversified	15.0
Retail—Shopping Centers	14.4
Office	9.8
Specialty Financials	8.6
Warehouse	6.0
Multi-Family	5.9
Self-Storage Facilities	4.3
Repurchase Agreement	3.7

100.0
Liabilities in excess of other assets	0.0

100.0%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	9

Statement of Assets and Liabilities

as of September 30, 2005 (Unaudited)

Assets
Investments, at value (cost $90,982,703)	$126,387,214
Cash	5,382
Receivable for Fund shares sold	955,775
Dividends and interest receivable	501,616
Tax reclaim receivable	35,914
Other assets	628

Total assets	127,886,529

Liabilities
Payable for investments purchased	921,601
Payable for Fund shares reacquired	339,102
Accrued expenses	142,793
Management fee payable	76,475
Distribution fee payable	44,343
Deferred Trustees’ fees	1,402

Total liabilities	1,525,716

Net Assets	$126,360,813

Net assets were comprised of:
Shares of beneficial interest, at par	$6,033
Paid-in capital in excess of par	99,849,844

99,855,877
Undistributed net investment income	879,272
Accumulated net realized loss on investments and foreign currency transactions	(9,776,318)
Net unrealized appreciation on investments and foreign currency transactions	35,401,982

Net assets, September 30, 2005	$126,360,813

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share
($77,339,962 ÷ 3,688,073 shares of beneficial interest issued and outstanding)	$20.97
Maximum sales charge (5.5% of offering price)	1.22

Maximum offering price to public	$22.19

Class B:
Net asset value, offering price and redemption price per share
($20,070,460 ÷ 962,024 shares of beneficial interest issued and outstanding)	$20.86

Class C:
Net asset value, offering price and redemption price per share
($14,660,702 ÷ 702,735 shares of beneficial interest issued and outstanding)	$20.86

Class Z:
Net asset value, offering price and redemption price per share
($14,289,689 ÷ 680,054 shares of beneficial interest issued and outstanding)	$21.01

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	11

Statement of Operations

Six Months Ended September 30, 2005 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $17,981)	$2,005,685
Interest	30,929

Total income	2,036,614

Expenses
Management fee	411,556
Distribution fee—Class A	71,464
Distribution fee—Class B	138,140
Distribution fee—Class C	63,925
Custodian’s fees and expenses	70,000
Transfer agent’s fees and expenses (including affiliated expense of $63,131)	68,000
Registration fees	26,000
Reports to shareholders	23,000
Legal fees and expenses	20,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous	4,505

Total expenses	910,590

Net investment income	1,126,024

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	3,028,341
Foreign currency transactions	(1,314)

3,027,027

Net change in unrealized appreciation (depreciation) on:
Investments	12,677,321
Foreign currencies	(52,615)

12,624,706

Net gain on investments	15,651,733

Net Increase In Net Assets Resulting From Operations	$16,777,757

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2005	Year Ended March 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,126,024	$1,062,717
Net realized gain on investments and foreign currency transactions	3,027,027	8,095,219
Net change in unrealized appreciation on investments and foreign currencies	12,624,706	845,525

Net increase in net assets resulting from operations	16,777,757	10,003,461

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(347,339)	(378,394)
Class B	(99,593)	(230,468)
Class C	(40,940)	(50,443)
Class Z	(89,938)	(120,619)

	(577,810)	(779,924)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	34,484,393	39,258,304
Net asset value of shares issued in reinvestment of dividends and distributions	498,569	685,565
Cost of shares reacquired	(18,059,247)	(32,203,430)

Net increase in net assets from Fund share transactions	16,923,715	7,740,439

Total increase	33,123,662	16,963,976

Net Assets
Beginning of period	93,237,151	76,273,175

End of period(a)	$126,360,813	$93,237,151

(a) Includes undistributed net investment income of:	$879,272	$331,058

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	13

Notes to Financial Statements

(Unaudited)

Strategic Partners Real Estate Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a nondiversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund commenced investment operations on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq, are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

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Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other

Strategic Partners Real Estate Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. The Fund invests in real estate investment trusts (“REITS”), which report information on the source of their distributions annually. A portion of distributions received from REITS during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITS.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has a subadvisory agreement with Wellington Management Company, LLP (“Wellington” or “subadviser”). The subadvisory agreement provides that Wellington furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises Wellington’s performance of such services. PI pays for the services of Wellington, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. On November 11, 2005 Principal Global Investors, LLC (“Principal”) will join Wellington as a subadviser of the Fund. The addition of a subadviser does not mean any change in advisory fees paid by the fund.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund’s average daily net assets. The effective management fee rate was .75 of 1% for the six months ended September 30, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to a plan of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average

Strategic Partners Real Estate Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

daily net assets of the Class A, B and C shares, respectively. For the six months ended September 30, 2005, PIMS has contractually agreed to limit such fees to .25% of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $238,700 in front-end sales charges resulting from sales of Class A shares, during the six months ended September 30, 2005. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2005, it received approximately $23,300 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. Interest on any borrowing under the SCA would be incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemption. The expiration of the SCA is October 28, 2005. Effective October 29, 2005, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended September 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended September 30, 2005, the Fund incurred approximately $17,600 in total networking fees. These amounts are including in transfer agent’s fees and expenses in the Statement of Operations.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2005, aggregated $28,200,534 and $12,329,079, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2005, of approximately $12,717,000 of which $10,573,000 expires in 2008 and $2,144,000 expires in 2009. In addition, the fund utilized $7,827,000 of its prior year’s capital loss carryforward to offset net taxable gains realized in the fiscal year ended March 31, 2005. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$91,069,039	$35,408,227	$90,052	$35,318,175

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Strategic Partners Real Estate Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Class A	Shares	Amount
Six months ended September 30, 2005:
Shares sold	1,110,382	$22,641,258
Shares issued in reinvestment of dividends	15,763	309,953
Shares reacquired	(524,082)	(10,461,597)

Net increase (decrease) in shares outstanding before conversion	602,063	12,489,614
Shares issued upon conversion from Class B	979,773	19,551,615

Net increase (decrease) in shares outstanding	1,581,836	$32,041,229

Year ended March 31, 2005:
Shares sold	1,426,870	$23,696,390
Shares issued in reinvestment of dividends	21,350	345,324
Shares reacquired	(1,030,979)	(16,208,584)

Net increase (decrease) in shares outstanding before conversion	417,241	7,833,130
Shares issued upon conversion from Class B	37,390	639,988

Net increase (decrease) in shares outstanding	454,631	$8,473,118

Class B
Six months ended September 30, 2005:
Shares sold	155,377	$3,092,941
Shares issued in reinvestment of dividends	4,361	82,312
Shares reacquired	(193,353)	(3,768,079)

Net increase (decrease) in shares outstanding before conversion	(33,615)	(592,826)
Shares reacquired upon conversion into Class A	(983,806)	(19,551,615)

Net increase (decrease) in shares outstanding	(1,017,421)	$(20,144,441)

Year ended March 31, 2005:
Shares sold	291,585	$4,922,341
Shares issued in reinvestment of dividends	12,027	193,020
Shares reacquired	(583,796)	(9,313,448)

Net increase (decrease) in shares outstanding before conversion	(280,184)	(4,198,087)
Shares reacquired upon conversion into Class A	(37,538)	(639,988)

Net increase (decrease) in shares outstanding	(317,722)	$(4,838,075)

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Class C	Shares	Amount
Six months ended September 30, 2005:
Shares sold	208,372	$4,212,390
Shares issued in reinvestment of dividends	1,220	23,635
Shares reacquired	(97,840)	(1,948,115)

Net increase (decrease) in shares outstanding	111,752	$2,287,910

Year ended March 31, 2005:
Shares sold	286,966	$4,856,541
Shares issued in reinvestment of dividends	2,153	34,719
Shares reacquired	(135,815)	(2,156,602)

Net increase (decrease) in shares outstanding	153,304	$2,734,658

Class Z
Six months ended September 30, 2005:
Shares sold	224,298	$4,537,804
Shares issued in reinvestment of dividends	4,240	82,669
Shares reacquired	(93,816)	(1,881,456)

Net increase (decrease) in shares outstanding	134,722	$2,739,017

Year ended March 31, 2005:
Shares sold	352,912	$5,783,032
Shares issued in reinvestment of dividends	6,970	112,502
Shares reacquired	(291,235)	(4,524,796)

Net increase (decrease) in shares outstanding	68,647	$1,370,738

Note 7. Subsequent Events

On October 10, 2005 the Board of Trustees of the Fund declared the following dividends per share, payable on October 13, 2005 to shareholders of record on October 12, 2005.

	Class A	Class B and C	Class Z
Ordinary Income	$0.076	$0.038	$0.088

Strategic Partners Real Estate Fund	21

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.89

Income from investment operations
Net investment income	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.03

Total from investment operations	3.21

Less Distributions:
Dividends from net investment income	(.13)

Total distributions	(.13)

Net asset value, end of period	$20.97

Total Return(a):	18.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$77,340
Average net assets (000)	$57,015
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.41	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(e)
Net investment income	2.45	%(e)
For Class A, B, C and Z shares:
Portfolio turnover(d)	12%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets for the Class A shares.
(d)	Portfolio turnover for periods of less than one full year is not annualized.
(e)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2005	2004	2003	2002	2001

$15.71	$9.84	$9.97	$8.71	$7.79

.26	.16	.29 (b)	.31 (b)	.28 (b)
2.14	5.93	(.08)	1.30	.82

2.40	6.09	.21	1.61	1.10

(.22)	(.22)	(.34)	(.35)	(.18)

(.22)	(.22)	(.34)	(.35)	(.18)

$17.89	$15.71	$9.84	$9.97	$8.71

15.37%	62.79%	2.27%	19.00%	14.28%

$37,686	$25,954	$11,073	$11,225	$15,103
$28,961	$15,886	$11,248	$12,433	$16,271

1.53%	1.58%	1.79%	1.93%	1.87%
1.28%	1.33%	1.54%	1.68%	1.62%
1.71%	1.53%	2.97%	3.43%	3.27%

48%	65%	92%	110%	62%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	23

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended September 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.81

Income from investment operations
Net investment income	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.98

Total from investment operations	3.12

Less Distributions:
Dividends from net investment income	(.07)

Total distributions	(.07)

Net asset value, end of period	$20.86

Total Return(a):	17.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,070
Average net assets (000)	$27,553
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.16	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)
Net investment income	1.23	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended March 31,
2005	2004	2003	2002	2001

$15.65	$9.82	$9.95	$8.69	$7.78

.16	.12	.22 (b)	.24 (b)	.21 (b)
2.11	5.86	(.08)	1.30	.82

2.27	5.98	.14	1.54	1.03

(.11)	(.15)	(.27)	(.28)	(.12)

(.11)	(.15)	(.27)	(.28)	(.12)

$17.81	$15.65	$9.82	$9.95	$8.69

14.51%	61.62%	1.47%	18.14%	13.35%

$35,251	$35,961	$25,072	$28,357	$28,118
$33,968	$30,195	$26,955	$27,939	$30,747

2.28%	2.33%	2.54%	2.68%	2.62%
1.28%	1.33%	1.54%	1.68%	1.62%
.99%	.97%	2.20%	2.67%	2.49%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended September 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.81

Income from investment operations
Net investment income	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.98

Total from investment operations	3.12

Less Distributions:
Dividends from net investment income	(.07)

Total distributions	(.07)

Net asset value, end of period	$20.86

Total Return(a):	17.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,661
Average net assets (000)	$12,750
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.16	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)
Net investment income	1.55	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended March 31,
2005	2004	2003	2002	2001

$15.65	$9.82	$9.95	$8.69	$7.78

.16	.12	.22 (b)	.25 (b)	.21 (b)
2.11	5.86	(.08)	1.29	.82

2.27	5.98	.14	1.54	1.03

(.11)	(.15)	(.27)	(.28)	(.12)

(.11)	(.15)	(.27)	(.28)	(.12)

$17.81	$15.65	$9.82	$9.95	$8.69

14.51%	61.62%	1.47%	18.14%	13.35%

$10,524	$6,852	$3,642	$4,117	$4,750
$7,973	$4,734	$3,891	$4,390	$5,096

2.28%	2.33%	2.54%	2.68%	2.62%
1.28%	1.33%	1.54%	1.68%	1.62%
.95%	.87%	2.24%	2.72%	2.52%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended September 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.93

Income from investment operations
Net investment income	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.00

Total from investment operations	3.23

Less Distributions:
Dividends from net investment income	(.15)

Total distributions	(.15)

Net asset value, end of period	$21.01

Total Return(a):	18.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,290
Average net assets (000)	$12,131
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.16	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)
Net investment income	2.56	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended March 31,
2005	2004	2003	2002	2001

$15.75	$9.85	$9.98	$8.72	$7.80

.31	.18	.31 (b)	.33 (b)	.29 (b)
2.13	5.96	(.07)	1.30	.83

2.44	6.14	.24	1.63	1.12

(.26)	(.24)	(.37)	(.37)	(.20)

(.26)	(.24)	(.37)	(.37)	(.20)

$17.93	$15.75	$9.85	$9.98	$8.72

15.69%	63.21%	2.52%	19.29%	14.54%

$9,776	$7,506	$1,884	$1,179	$1,045
$7,784	$3,648	$1,722	$988	$1,376

1.28%	1.33%	1.54%	1.68%	1.62%
1.28%	1.33%	1.54%	1.68%	1.62%
1.98%	1.52%	3.17%	3.70%	3.43%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	29

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Real Estate Fund (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements. In addition to determining whether to renew the Fund’s existing agreements, the Board is also responsible for determining whether to approve new subadvisory agreements for the Fund.

The Board, including a majority of the Independent Trustees, met on May 24, 2005 and June 23, 2005 and approved the renewal of the Fund’s existing management and the Fund’s existing subadvisory agreement with Wellington Capital Management LLC (“Wellington”) through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders. Thereafter, on September 8, 2005, the Board, including all of the Independent Trustees, met and approved a new subadvisory agreement with Principal Global Investors LLC (“Principal”).

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered performance and expense comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. Peer Universes and Peer Groups are mutual funds grouped according to investment style. If the quartile refers to performance, then a fund in the first quartile is among the best performers. If the quartile refers to expenses, then a fund in the first quartile has among the lowest expenses.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005, June 23, 2005 and September 8, 2005.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management

Strategic Partners Real Estate Fund

Approval of Advisory Agreements (continued)

agreement, and between PI and each subadviser, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and the subadvisers. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by the subadvisers, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation to renew the existing subadvisory agreement with Wellington and to approve a new subadvisory agreement with Principal.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and the subadvisers’ respective organizational structures, senior management, investment operations, and other relevant information. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to PI and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by each subadviser, and that there was a reasonable basis on

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which to conclude that the Fund benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Approval of New Subadvisory Agreement

At a meeting of the Board held on September 8, 2005, PI recommended that the Board approve a new subadvisory agreement with Principal. PI advised the Board that the Fund’s existing subadviser, Wellington, had notified PI that it was approaching the maximum level of assets that it could efficiently manage under current market conditions. Consequently, PI recommended that the Board approve a new subadvisory agreement with Principal, and that the Fund’s assets be reallocated among Wellington and Principal.

In advance of the meeting, the Board received materials relating to the agreement and to Principal, and had the opportunity to ask questions and request further information in connection with their consideration. At the meeting, the Board considered additional materials and a presentation conducted by SIRG’s staff. The SIRG materials and presentation described for the Board the reasons why SIRG recommended that the Board approve Principal as an additional subadviser for the Fund.

At the meeting, SIRG reviewed the selection and evaluation process which culminated in its recommendation of Principal as the Fund’s new subadviser. In addition, among other things, SIRG reviewed with the Board Principal’s investment process and structure, its management team and organizational structure, and the performance of mutual funds advised by Principal with investment objectives and strategies similar to that of the Fund. The materials furnished by SIRG indicated that, with respect to a similar fund advised by Principal, the similar fund had generally achieved performance in the first quartile over a multi-year time period. Following the conclusion of SIRG’s presentation, the Board met with Principal’s portfolio manager, who discussed his investment philosophy and style, as well as his market outlook.

The Board concurred with PI’s recommendation and approved a new subadvisory agreement with Principal.

Performance of Strategic Partners Real Estate Fund

The Board received and considered information about the Fund’s historical performance for periods ending December 31, 2004, noting that the Fund had achieved performance that was in the first quartile over the one-year, three-year and five-year periods in relation to the group of comparable funds in a peer universe (the

Strategic Partners Real Estate Fund

Approval of Advisory Agreements (continued)

“Peer Universe”). The Board also noted that the Fund outperformed its benchmark index over the same time periods.

The Board determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds as provided by Lipper.

The Fund’s management fee of 0.750% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board considered information about the profitability of Wellington but concluded that the level of a subadviser’s profitability may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and Wellington as well as the fact that PI compensates the subadvisers out of its management fee. The Board did not consider information about the profitability of Principal because Principal was a new subadviser and had not yet commenced providing subadvisory services to the Fund.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board

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received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI and the subadvisers and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by the subadvisers included their ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Strategic Partners Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.strategicpartners.com and on the Commission’s website at www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Acting Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsberger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS*	Wellington Management Company, LLP	75 State Street Boston, MA 02109
Effective November 11, 2005:	Principal Real Estate Investors, LLC	801 Grand Avenue Des Moines, IA 50392

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN Through October 30, 2005:	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171
Effective October 31, 2005:	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004
*	Investment subadvisers are subject to change by the Manager.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.
The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Real Estate Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings on its website (www.strategicpartners.com) as of the end of each month within approximately 30 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Real Estate Fund
Share Class	A	B	C	Z
NASDAQ	PURAX	PURBX	—	—
CUSIP	86276L109	86276L208	86276L307	86276L406

MFSP182E2    IFS-A111562    Ed. 11/2005

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005

By (Signature and Title)*	/s/ Jack Benintende
Jack Benintende
Acting Treasurer and Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.